Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings / (Accumulated Deficit) [Member]
BALANCE at Dec. 31, 2012	$ 43,938		$ 45,367	$ (1,429)
Net income (loss)	1,592			1,592
Total comprehensive income/(loss)	1,592			1,592
Stockholder’s contributions	22,247		22,247
Stockholder’s re-imbursements/distributions	(13,457)		(13,457)
BALANCE at Dec. 31, 2013	54,320		54,157	163
Net income (loss)	(19,243)			(19,243)
Total comprehensive income/(loss)	(19,243)			(19,243)
Stockholder’s contributions	18,824		18,824
BALANCE at Dec. 31, 2014	53,901		72,981	(19,080)
Net income (loss)	3,505			3,505
Total comprehensive income/(loss)	3,505			3,505
Expenses for Merger	(1,745)		(1,745)
Issuance of common stock	10	$ 18	(8)
Issuance of common stock, shares		18,244,671
Stock compensation	143		143
Stockholder’s re-imbursements/distributions	(1,248)		(1,248)
BALANCE at Dec. 31, 2015	$ 54,566	$ 18	$ 70,123	$ (15,575)
BALANCE, shares at Dec. 31, 2015		18,244,671